CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Aug. 31, 2020
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

27.     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For the purpose of the consolidated statement of cash flows, cash and cash equivalents, and restricted cash included cash on-hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31
	2019	2020
	RMB	RMB
Cash and cash equivalents	3,246,995	3,377,684
Restricted cash	18,019	1,046,253
Total	3,265,014	4,423,937